Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
Gross Profit		113,840		1,500	103,077		94,009
Selling, general and administrative expenses		62,081		818	54,650		50,129
Research and development expenses		17,482		230	16,541		15,410
Impairment of non-current assets		7,562		100	8,588		16,767
Other income, net		(2,761)		(36)	(982)		(4,290)
Results from operating activities		29,476		389	24,280		15,993
Finance income, net		2,119		28	1,653		1,478
Share of profit of equity accounted investees, net of tax		703		9	480		561
Profit before tax		32,298		426	26,413		18,032
Tax (expense)/benefit, net		8,730		115	9,175		(1,466)
Profit for the year		23,568		$ 311	17,238		19,498
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1]	179,170			154,404		138,123
Gross Profit		103,270			91,111		78,449
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1]	30,740			31,982		25,747
Gross Profit		6,821			9,426		6,190
Proprietary Product [Member]
Disclosure of operating segments [line items]
Revenues	[1]	1,611			523		7,949
Gross Profit		1,590			482		7,744
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1]	2,870			2,813		2,781
Gross Profit		₨ 2,159			₨ 2,058		₨ 1,626

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).